UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chatham Investment Management Co.
Address: 329 Commercial Dr., Suite 120

         Savannah, GA  31406

13F File Number:  28-05657

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Philip B. Palmer, CFA
Title:     Compliance Officer
Phone:     912-691-2320

Signature, Place, and Date of Signing:

     /s/  Philip B. Palmer     Savannah, GA     January 04, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     75

Form13F Information Table Value Total:     $100,867 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
A D C TELECOMMUNICATN       COM                 000886101      118    25600 SH       SOLE                    25600        0        0
ADVANCED DIGITAL INFO       COM                 007525108      391    24350 SH       SOLE                    24350        0        0
AMERICAN INTL GROUP         COM                 026874107     4353    54829 SH       SOLE                    54829        0        0
AOL TIME WARNER INC         COM                 00184a105     2777    86522 SH       SOLE                    86522        0        0
APTARGROUP INC              COM                 038336103      426    12150 SH       SOLE                    12150        0        0
AUTOMATIC DATA PROCESS      COM                 053015103     3913    66429 SH       SOLE                    66429        0        0
AWARE INC MASS              COM                 05453n100      516    62200 SH       SOLE                    62200        0        0
BARR LABS INC               COM                 068306109      829    10450 SH       SOLE                    10450        0        0
BERKSHIRE HATHAWAY INC      CL B                084670207     3303     1308 SH       SOLE                     1308        0        0
BIOTECH HOLDERS TR          DEPOSTRY RC         09067D201     1914    14500 SH       SOLE                    14500        0        0
BRIGHT HORIZON FAMILY       COM                 109195107      409    14600 SH       SOLE                    14600        0        0
BRISTOL MYERS SQUIBB        COM                 110122108      474     9300 SH       SOLE                     9300        0        0
C COR NET CORP              COM                 125010108      105     7200 SH       SOLE                     7200        0        0
CARLISLE COS INC            COM                 142339100      419    11325 SH       SOLE                    11325        0        0
CHOICEPOINT INC             COM                 170388102      829    16352 SH       SOLE                    16352        0        0
CISCO SYS INC               COM                 17275R102     1684    93013 SH       SOLE                    93013        0        0
CITIGROUP INC               COM                 172967101     3399    67334 SH       SOLE                    67334        0        0
COCA COLA CO                COM                 191216100     1238    26254 SH       SOLE                    26254        0        0
COLGATE PALMOLIVE CO        COM                 194162103     2517    43581 SH       SOLE                    43581        0        0
COPART INC                  COM                 217204106      556    15300 SH       SOLE                    15300        0        0
DIONEX CORP                 COM                 254546104      349    13700 SH       SOLE                    13700        0        0
DY  INDS INC                COM                 267475101      343    20537 SH       SOLE                    20537        0        0
E M C CORP MASS             COM                 268648102      967    71948 SH       SOLE                    71948        0        0
ELECTRONIC DATA SYS NW      COM                 285661104     1589    23175 SH       SOLE                    23175        0        0
EMERSON INC                 COM                 291011104     1661    29095 SH       SOLE                    29095        0        0
EXXON MOBIL CORP            COM                 30231G102     2596    66044 SH       SOLE                    66044        0        0
GENERAL DYNAMICS CORP       COM                 369550108     2882    36185 SH       SOLE                    36185        0        0
GENERAL ELEC CO             COM                 369604103     4125   102912 SH       SOLE                   102912        0        0
GENZYME CORP   GENL DIV     COM                 372917104      235     3922 SH       SOLE                     3922        0        0
GILEAD SCIENCES INC         COM                 375558103      315     4800 SH       SOLE                     4800        0        0
GILLETTE CO                 COM                 375766102      374    11200 SH       SOLE                    11200        0        0
HAVERTY FURNITURE INC       COM                 419596101      387    23400 SH       SOLE                    23400        0        0
HOME DEPOT INC              COM                 437076102     3375    66165 SH       SOLE                    66165        0        0
HUMAN GENOME SCIENCES       COM                 444903108      155     4600 SH       SOLE                     4600        0        0
HUMANA INC                  COM                 444859102      394    33450 SH       SOLE                    33450        0        0
I SHARES TR                 GOLDMAN SACHS TECH  464287549      218     4300 SH       SOLE                     4300        0        0
ICOS CORP                   COM                 449295104      237     4125 SH       SOLE                     4125        0        0
IDEC PHARMACEUTICALS        COM                 449370105      365     5300 SH       SOLE                     5300        0        0
IMCLONE SYS INC             COM                 45245w109      295     6350 SH       SOLE                     6350        0        0
INTEL CORP                  COM                 458140100     2845    90466 SH       SOLE                    90466        0        0
INTERNATIONAL BUS MACH      COM                 459200101     2800    23148 SH       SOLE                    23148        0        0
ISHARES TR NASDQ BIO INDX   COM                 464287556      209     2300 SH       SOLE                     2300        0        0
JACK HENRY AND ASSOC INC    COM                 426281101      323    14800 SH       SOLE                    14800        0        0
JOHNSON AND JOHNSON         COM                 478160104     4184    70796 SH       SOLE                    70796        0        0
KOPIN CORP                  COM                 500600101      433    30900 SH       SOLE                    30900        0        0
L M ERICSSON TEL CO         COM                 294821301      213    40900 SH       SOLE                    40900        0        0
LILLY ELI AND CO            COM                 532457108     1563    19903 SH       SOLE                    19903        0        0
MEDIMMUNE INC               COM                 584699102      249     5370 SH       SOLE                     5370        0        0
MICROSOFT CORP              COM                 594918104     2282    34445 SH       SOLE                    34445        0        0
MILLENNIUM PHARMACEUTC      COM                 599902103      164     6700 SH       SOLE                     6700        0        0
MORGAN STAN DEAN WITTR      COM                 617446448     2220    39678 SH       SOLE                    39678        0        0
MYRIAD GENETICS INC         COM                 62855J104      218     4150 SH       SOLE                     4150        0        0
NASDAQ 100 TR UNIT SER 1    COM                 631100104      310     7965 SH       SOLE                     7965        0        0
NOKIA CORP  ADR             COM                 654902204     2213    90202 SH       SOLE                    90202        0        0
OMNI  GROUP INC             COM                 681919106    11868   132825 SH       SOLE                   132825        0        0
PFIZER INC                  COM                 717081103     2583    64825 SH       SOLE                    64825        0        0
POLY  INC                   COM                 73172K104      724    21250 SH       SOLE                    21250        0        0
POWER-ONE INC               COM                 739308104      232    22300 SH       SOLE                    22300        0        0
PRICE COMMUNICATIONS        COM                 741437305      479    25100 SH       SOLE                    25100        0        0
PULTE CORP                  COM                 745867101      422     9453 SH       SOLE                     9453        0        0
RAYMOND JAMES FINL INC      COM                 754730109      448    12600 SH       SOLE                    12600        0        0
ROYAL DUTCH PETE CO         NY REG GLD          780257804     1868    38110 SH       SOLE                    38110        0        0
SPDR TR UNIT SER 1          COM                 78462F103      321     2810 SH       SOLE                     2810        0        0
SPEEDWAY MOTOR SPORTS       COM                 847788106      374    14800 SH       SOLE                    14800        0        0
SUN MICROSYSTEMS INC        COM                 866810104     1296   105400 SH       SOLE                   105400        0        0
SYNOVUS FINL CORP           COM                 87161C105     1152    46000 SH       SOLE                    46000        0        0
TELEFLEX INC                COM                 879369106      512    10825 SH       SOLE                    10825        0        0
TRIQUINT SEMICONDUCTOR      COM                 89674K103      251    20500 SH       SOLE                    20500        0        0
TYCO INTERNATIONAL LTD      COM                 902124106     2029    34450 SH       SOLE                    34450        0        0
VERIZON                     COM                 92343V104      119     2500 SH       SOLE                     2500        0        0
VERTEX PHARMACEUTICALS      COM                 92532F100      162     6600 SH       SOLE                     6600        0        0
WAL MART STORES INC         COM                 931142103     3795    65940 SH       SOLE                    65940        0        0
WEB MD                      COM                 94769m105      254    36000 SH       SOLE                    36000        0        0
WHOLE FOODS MKT INC         COM                 966837106      562    12900 SH       SOLE                    12900        0        0
WMS INDS INC                COM                 929297109      158     7900 SH       SOLE                     7900        0        0